Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Issued Share Capital and Reserves Attributable to Shareholders

	Note	2019	2018	2017
Share capital – par value	30.1	323	322	322
Share premium	30.2	7,213	7,487	7,731
Total share capital		7,536	7,808	8,053
Retained earnings		10,667	9,995	9,699
Treasury shares	30.3	(281)	(337)	(325)
Total retained earnings		10,386	9,657	9,374
Revaluation reserves	30.4	5,868	3,436	4,898
Remeasurement of defined benefit plans	30.5	(2,397)	(1,850)	(1,669)
Other reserves	30.6	456	149	(390)
Total shareholders’ equity		21,850	19,200	20,266

Schedule of Share Capital Transactions Relating To Common Shares A

Share capital transactions relating to common shares	2019	2018	2017
	Number of shares (thousands)	Number of shares (thousands)	Number of shares (thousands)
Transactions in 2019:
Final dividend 2018 1)	(32,874)
Share buyback program (final divi d end 2018)	32,874
Interim dividend 2019 1)	(35,370)
Share buyback program (interim dividend 2019)	43,150

Transactions in 2018:
Final dividend 2017 1)		(21,954)
Share buyback program (final dividend 2017)		21,954
Interim dividend 2018 1)		(24,134)
Share buyback program (interim dividend 2018)		24,134

Transactions in 2017:
Final dividend 2016 1)			(26,916)
Interim dividend 2017 2)			(24,948)
Issuance of common shares with a par value of EUR 0.12			21,099
Share buyback program (final dividend 2016 and interim dividend 2017)			51,865

1	Dividend distribution paid from treasury shares (note 30.3)
2	Dividend distribution paid from treasury shares (note 30.3) and issuance of common shares performed in the year.

Summary of Share Capital - Par Value	Share capital – par value

	2019	2018	2017
Common shares	253	251	251
Common shares B	70	70	70
At December 31	323	322	322

Common shares	2019	2018	2017
Authorized share capital	720	720	720
Number of authorized shares (in million)	6,000	6,000	6,000
Par value in cents per share	12	12	12

Common shares B	2019	2018	2017
Authorized share capital	360	360	360
Number of authorized shares (in million)	3,000	3,000	3,000
Par value in cents per share	12	12	12

	Common shares		Common shares B
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
At January 1, 2017	2,074,549	249	585,022	70
Dividend	21,099	3	-	-
At December 31, 2017	2,095,648	251	585,022	70
Dividend	-	-	-	-
At December 31, 2018	2,095,648	251	585,022	70
Dividend	9,491	1	-	-
At December 31, 2019	2,105,139	253	585,022	70

The table below represents weighted average number of c
o
mmon shares including treasury shares attributable to Aegon N.V.:

	Weighted average number of common shares (thousands)	Weighted average number of common shares B (thousands)
2017	2,080,792	585,022
2018	2,095,648	585,022
2019	2,098,326	585,022

Summary of Share Premium

	2019	2018	2017
At January 1	7,487	7,731	7,873
Share dividend	(273)	(244)	(142)
At December 31	7,213	7,487	7,731
Share premium relating to:
- Common shares	5,560	5,834	6,078
- Common shares B	1,653	1,653	1,653
Total share premium	7,213	7,487	7,731

Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2019		2018		2017
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	61,418	326	64,488	314	47,473	178

Transactions in 2019:
Sale: transactions, average price 5.10	(3,657)	(19)
Sale: 1 transaction, average price 5.25	(32,874)	(173)
Purchase: 1 transaction average price 4.52	32,874	149
Sale: 1 transaction, average price 5.16	(35,370)	(183)
Purchase: 1 transaction average price 3.89	43,150	168

Transactions in 2018:
Sale: transactions, average price 3.76			(3,070)	(12)
Sale: 1 transaction, average price 4.62			(21,954)	(101)
Purchase: 1 transaction average price 5.34			21,954	117
Sale: 1 transaction, average price 5.09			(24,134)	(123)
Purchase: 1 transaction average price 5.43			24,134	131

Transactions in 2017:
Sale: transactions, average price EUR 3.44					(4,085)	(14)
Sale: 1 transaction, average price EUR 3.68					(26,916)	(99)
Sale: 1 transaction, average price EUR 3.77					(3,849)	(14)
Purchase: 1 transaction, average price EUR 5.09					51,865	263
At December 31	65,540	269	61,418	326	64,488	314

Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2019		2018		2017
	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount	Number of shares (thousands)	Amount
At January 1	13,856	2	15,346	2	17,325	2

Transactions in 2019:
Sale: 1 transaction, average price 0.12	(1,774)	-
Purchase: 1 transaction average price 0.10	13,227	1

Transactions in 2018:
Sale: 1 transaction, average price EUR 0.11			(1,489)	-

Transactions in 2017:
Sale: 1 transaction, average price EUR 0.11					(1,979)	-
Sale: 1 transaction, average price EUR 0.11					(13,043)	(1)
Purchase: 1 transaction, average price EUR 0.13					13,043	2
At December 31	25,310	3	13,856	2	15,346	2

Summary of Treasury Shares

	2019		2018		2017
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	65,540	269	61,418	326	64,488	314
Held by subsidiaries	1,043	9	1,144	9	1,162	9
Common shares B
Held by Aegon N.V.	25,310	3	13,856	2	15,346	2
At December 31	91,893	281	76,419	337	80,996	325

Summary of Weighted Average Number of Treasury Shares

	Weighted average number of treasury shares, including treasury shares held by subsidiaries (thousands)	Weighted average number of treasury shares B (thousands)
2017	38,490	9,841
2018	60,129	14,415
2019	56,467	13,070

Summary of Revaluation Reserves
Revaluation reserves

	Available-for-sale investments	Real estate held for own use	Cash flow hedging reserve	Total
At January 1, 2019	1,910	46	1,479	3,436
Gross revaluation	3,470	(4)	89	3,556
Net (gains) / losses transferred to income statement	(412)	-	(97)	(509)
Net (gains) / losses transferred to retained earnings	-	(32)	-	(32)
Foreign currency translation differences	8	1	27	37
Tax effect	(630)	8	3	(619)
At December 31, 2019	4,348	19	1,502	5,868

At January 1, 2018	3,427	68	1,402	4,898
Gross revaluation	(2,142)	(32)	85	(2,090)
Net (gains) / losses transferred to income statement	66	-	(80)	(14)
Foreign currency translation differences	46	2	71	119
Tax effect	514	7	1	522
Other	-	-	-	1
At December 31, 2018	1,910	46	1,479	3,436

At January 1, 2017	3,326	59	1,904	5,289
Gross revaluation	1,403	8	(115)	1,296
Net (gains) / losses transferred to income statement	(1,330)	-	(738)	(2,069)
Foreign currency translation differences	(228)	(8)	(216)	(452)
Tax effect	285	9	567	860
Other	(28)	-	1	(27)
At December 31, 2017	3,427	68	1,402	4,898

Summary of Revaluation Reserve for Available-for-sale Investments
The closing balances of the revaluation reserve for
available-for-sale
investments relate to the following instruments:

	2019	2018	2017
Shares	25	22	40
Debt securities	4,348	1,911	3,401
Other	(26)	(23)	(14)
Revaluation reserve for available-for-sale investments	4,348	1,910	3,427

Summary of Remeasurement of Defined Benefit Plans
Remeasurement of defined benefit plans

	2019	2018	2017
At January 1	(1,850)	(1,669)	(1,820)
Remeasurements of defined benefit plans	(612)	(134)	224
Tax effect	90	(15)	(175)
Net exchange differences	(25)	(32)	102
Total remeasurement of defined benefit plans	(2,397)	(1,850)	(1,669)

Summary of Other Reserves
Other reserves

	Foreign currency translation reserve	Net foreign investment hedging reserve	Equity movements of joint ventures and associates	Total
At January 1, 2019	499	(370)	19	149
Movement in foreign currency translation and net foreign investment hedging reserves	312	(10)	-	302
Disposal of a business	(1)	-	-	(1)
Tax effect	(10)	5	-	(5)
Equity movements of joint ventures	-	-	8	8
Equity movements of associates	-	-	4	4
At December 31, 2019	800	(374)	31	456

At January 1, 2018	(80)	(321)	11	(390)
Movement in foreign currency translation and net foreign investment hedging reserves	562	(46)	(3)	513
Disposal of a business	50	(14)	-	36
Tax effect	(32)	12	-	(20)
Equity movements of joint ventures	-	-	8	8
Equity movements of associates	-	-	2	2
Other	-	-	1	1
At December 31, 2018	499	(370)	19	149

At January 1, 2017	1,734	(418)	31	1,347
Movement in foreign currency translation and net foreign investment hedging reserves	(1,929)	129	-	(1,800)
Disposal of a business	7	-	-	7
Tax effect	108	(32)	-	76
Equity movements of joint ventures	-	-	(15)	(15)
Equity movements of associates	-	-	(5)	(5)
At December 31, 2017	(80)	(321)	11	(390)

Aegon N.V [member]
Statement [LineItems]
Summary of Shareholders' Equity

	Share capital	Paid - in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net income/(loss)	Total
At January 1, 2019 1)	322	7,486	3,540	130	1,326	7,872	(1,850)	(337)	710	19,200
Mandatory change in accounting policy	-	-	-	-	-	(44)	-	-	-	(44)
At January 1, 2019 (restated)	322	7,486	3,540	130	1,326	7,828	(1,850)	(337)	710	19,156

Net income 2018 retained	-	-	-	-	-	710	-	-	(710)	-
Net income 2019	-	-	-	-	-	-	-	-	1,239	1,239
Total net income / (loss)	-	-	-	-	-	710	-	-	529	1,239

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-		296	-	-	(25)	-	-	271
Changes in revaluation subsidiaries	-	-	2,460	-	-	-	-	-	-	2,460
Changes in revaluation reserve real estate held for own use	-	-	(28)	-	-	25				(3)
Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	(522)	-	-	(522)
Changes and transfer to legal reserve	-	-	143	-	377	(509)	-	-	-	11
Other	-	-	-	-	-	15	-	-	-	15
Other comprehensive income / (loss)	-	-	2,576	296	377	(469)	(547)	-	-	2,234

Shares issued	1	-	-	-	-	-	-	-	-	1
Dividends paid on common shares	-	(273)	-	-	-	(309)	-	-	-	(583)
Issuance and purchase of treasury shares	-	-	-	-	-	(86)	-	56	-	(30)
Issuance and redemption of other equity instruments	-	-	-	-	-	(81)	-	-	-	(81)
Coupons on perpetual securities	-	-	-	-	-	(88)	-	-	-	(88)
Incentive plans	-	-	-	-	-	2	-	-	-	2
At December 31, 2019	323	7,213	6,116	426	1,703	7,508	(2,397)	(281)	1,239	21,850

1
See in consolidated financial statements note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing

	Share capital	Paid - in surplus	Revaluation account	Legal reserves FCTR	Legal reserves group companies	Retained earnings	Remeasurement of defined benefit plans of group companies	Treasury shares	Net income/(loss)	Total
At January 1, 2018	322	7,731	5,017	(401)	1,122	6,022	(1,669)	(325)	2,469	20,287
Changes in accounting policies related to liability adequancy testing	-	-	(22)	-	-	-	-	-	-	(22)
At January 1, 2018 (restated) 1)	322	7,731	4,995	(401)	1,122	6,022	(1,669)	(325)	2,469	20,265

Net income 2017 retained	-	-	-	-	-	2,469	-	-	(2,469)	-
Net income 2018	-	-	-	-	-	-	-	-	710	710
Total net income / (loss)	-	-	-	-	-	2,469	-	-	(1,759)	710

Foreign currency translation differences and movement in foreign investment hedging reserves	-	-	-	531	-	-	(32)	-	-	499
Changes in revaluation subsidiaries	-	-	(1,462)	-	-	-	-	-	-	(1,462)
Remeasurement of defined benefit plans of group companies	-	-	-	-	-	-	(150)	-	-	(150)
Changes and transfer to legal reserve	-	-	7	-	204	(202)	-	-	-	9
Other	-	-	-	-	-	(3)	-	-	-	(3)
Other comprehensive income / (loss)	-	-	(1,455)	531	204	(205)	(182)	-	-	(1,108)

Dividend common shares	-	(244)	-	-	-	(329)	-	-	-	(573)
Dividend withholding tax reduction	-	-	-	-	-	1	-	-	-	1
Treasury shares	-	-	-	-	-	26	-	(12)	-	14
Coupons and premium on convertible core capital securities and coupon on perpetual securities, net of tax	-	-	-	-	-	(113)	-	-	-	(113)
At December 31, 2018	322	7,486	3,540	130	1,326	7,872	(1,850)	(337)	710	19,200

1	See in consolidated financial statements note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing

Summary of Treasury Stock

	2019		2018
	Number of shares (thousands)	Total amount	Number of shares (thousands)	Total amount
Common shares
Held by Aegon N.V.	65,540	269	61,418	326
Held by subsidiaries	1,043	9	1,144	9
Common shares B
Held by Aegon N.V.	25,310	3	13,856	2
At December 31	91,893	281	76,419	337

Aegon N.V [member] | Common Share [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares held by Aegon N.V. were as follows:

	2019		2018
	Number of shares		Number of shares
	(thousands)	Amount	(thousands)	Amount
At January 1	61,418	326	64,488	314

Transactions in 2019:
Sale: transactions, average price EUR 5.10	(3,657)	(19)
Sale: 1 transaction, average price EUR 5.25	(32,874)	(173)
Purchase: 1 transaction, average price EUR 4.52	32,874	149
Sale: 1 transaction, average price EUR 5.16	(35,370)	(183)
Purchase: 1 transaction, average price EUR 3.89	43,150	168

Transactions in 2018:
Sale: transactions, average price EUR 3,76			(3,070)	(12)
Sale: 1 transaction, average price EUR 4.62			(21,954)	(101)
Purchase: 1 transaction, average price EUR 5.34			21,954	117
Sale: 1 transaction, average price EUR 5.09			(24,134)	(123)
Purchase: 1 transaction, average price EUR 5.43			24,134	131
At December 31	65,540	269	61,418	326

Aegon N.V [member] | Common Share B [member]
Statement [LineItems]
Summary of Movements in the Number of Treasury Common Shares
Movements in the number of treasury common shares B held by Aegon N.V. were as follows:

	2019		2018
	Number of shares		Number of shares
	(thousands)	Amount	(thousands)	Amount
At January 1	13,856	2	15,346	2

Transactions in 2019:
Sale: 1 transaction, average price EUR 0.12	(1,774)	-
Buy: 1 transaction, average price EUR 0.10	13,227	1

Transactions in 2018:
Sale: 1 transaction, average price EUR 0.11			(1,489)	-
At December 31	25,310	3	13,856	2